FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and balances at central banks	£ 58,521	£ 47,452	£ 58,417
Items in the course of collection from banks	755	706
Trading and other financial assets at fair value through profit or loss	162,878	151,174
Derivative financial instruments	25,834	36,138
Loans and receivables:
Loans and advances to banks	6,611	26,902	25,117
Loans and advances to customers	472,498	457,958
Debt securities	3,643	3,397
Loans and receivables	482,752	488,257
Available-for-sale financial assets	42,098	56,524
Total financial assets	772,838	780,251
Financial liabilities
Deposits from banks	29,804	16,384
Customer deposits	418,124	415,460
Items in course of transmission to banks	584	548
Trading and other financial liabilities at fair value through profit or loss	50,877	54,504
Derivative financial liabilities	26,124	34,924
Notes in circulation	1,313	1,402
Debt securities in issue	72,450	76,314
Liabilities arising from insurance contracts and participating investment contracts	103,413	94,390
Liabilities arising from non-participating investment contracts	15,447	20,112
Unallocated surplus within insurance businesses	390	243
Subordinated liabilities	17,922	19,831	£ 23,312
Total financial liabilities	736,448	734,112
Hedging instruments [member]
Financial assets
Derivative financial instruments	1,881	2,712
Loans and receivables:
Total financial assets	1,881	2,712
Financial liabilities
Derivative financial liabilities	1,613	1,964
Total financial liabilities	1,613	1,964
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	42,236	45,253
Derivative financial instruments	23,953	33,426
Loans and receivables:
Loans and advances to banks	1,614	2,606
Loans and advances to customers	29,976	30,473
Total financial assets	66,189	78,679
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss	43,062	45,079
Derivative financial liabilities	24,511	32,960
Total financial liabilities	67,573	78,039
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	120,642	105,921
Loans and receivables:
Total financial assets	120,642	105,921
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss	7,815	9,425
Total financial liabilities	7,815	9,425
Financial assets available-for-sale, category [member]
Loans and receivables:
Available-for-sale financial assets	42,098	56,524
Total financial assets	42,098	56,524
Loans and receivables, category [member]
Loans and receivables:
Loans and advances to banks	6,611	26,902
Loans and advances to customers	472,498	457,958
Debt securities	3,643	3,397
Loans and receivables	482,752	488,257
Total financial assets	482,752	488,257
Financial assets at amortised cost, category [member]
Financial assets
Cash and balances at central banks	58,521	47,452
Items in the course of collection from banks	755	706
Loans and receivables:
Total financial assets	59,276	48,158
Financial liabilities
Deposits from banks	29,804	16,384
Customer deposits	418,124	415,460
Items in course of transmission to banks	584	548
Notes in circulation	1,313	1,402
Debt securities in issue	72,450	76,314
Subordinated liabilities	17,922	19,831
Total financial liabilities	540,197	529,939
Insurance contracts [member]
Financial liabilities
Liabilities arising from insurance contracts and participating investment contracts	103,413	94,390
Liabilities arising from non-participating investment contracts	15,447	20,112
Unallocated surplus within insurance businesses	390	243
Total financial liabilities	£ 119,250	£ 114,745